Employee benefits (Details 4)	12 Months Ended
Dec. 31, 2025
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefi
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.
New enrollments	Closed
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.
Parity contributions made by participants and the Company to the plans	i) normal contributions that cover expected cost of the plans in the long term; and
Deficit Settlement Plan (PED)	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST
Debt Assumption Instrument relating to Deficit Settlement	Financial obligations with a principal amounting to US$91 at 12/31/2025.
Terms of Financial Commitment - TFC	Financial obligations amounting to US$98 at 12/31/2025
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.
New enrollments	Closed
Parity contributions made by participants and the Company to the plans	normal contributions that cover expected cost of the plans in the long term.
Deficit Settlement Plan (PED)	N/A
Debt Assumption Instrument relating to Deficit Settlement	N/A
Terms of Financial Commitment - TFC	Financial obligations amounting to US$596 at 12/31/2025.
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments
New enrollments	Closed
Indexation of Retirement payments by the plan	Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security
Parity contributions made by participants and the Company to the plans	i) normal contributions that cover expected cost of the plans in the long term; and
Deficit Settlement Plan (PED)	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-NR in 2022. On April 1, 2025, this plan was implemented, following a favorable decision held on April 09, 2025 by the SEST
Debt Assumption Instrument relating to Deficit Settlement	Financial obligations with a principal amounting to US$33 at 12/31/2025.
Terms of Financial Commitment - TFC	Financial obligations settled early in 2021
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Modality	Defined Benefit
Participants of the plan	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.
New enrollments	Closed
Parity contributions made by participants and the Company to the plans	normal contributions that cover expected cost of the plans in the long term.
Deficit Settlement Plan (PED)	N/A
Debt Assumption Instrument relating to Deficit Settlement	N/A
Terms of Financial Commitment - TFC	Financial obligations amounting to US$535 at 12/31/2025
PP-2 [member]
IfrsStatementLineItems [Line Items]
Modality	Variable Contribution (defined benefit and defined contribution portions)
Participants of the plan	This Plan was established in 2007, covering employees and former employees coming from new contests that moved from other existing plans.
New enrollments	Open
Retirement payments	Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.
Indexation of Retirement payments by the plan	Lifetime defined benefit monthly payments: based on the Nationwide Consumer Price Index
Parity contributions made by participants and the Company to the plans	i) normal contributions that cover expected cost of the plans in the long term; and
Deficit Settlement Plan (PED)	N/A
Debt Assumption Instrument relating to Deficit Settlement	N/A
Terms of Financial Commitment - TFC	N/A
PP-3 [member]
IfrsStatementLineItems [Line Items]
Modality	Defined Contribution
Participants of the plan	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed
Retirement payments	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	Regular parity contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
Deficit Settlement Plan (PED)	PP3
Debt Assumption Instrument relating to Deficit Settlement	N/A
Terms of Financial Commitment - TFC	N/A
PPSP [Member]
IfrsStatementLineItems [Line Items]
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.
Terms of Financial Commitment - TFC	Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028
PPSP And PP [Member]
IfrsStatementLineItems [Line Items]
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
PP3 One [Member]
IfrsStatementLineItems [Line Items]
Indexation of Retirement payments by the plan	Undefined benefit monthly payments: based on the variation of individual account quota.
PPSP-R One [member]
IfrsStatementLineItems [Line Items]
Parity contributions made by participants and the Company to the plans	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.
PPSP-R Pre-70 One[member]
IfrsStatementLineItems [Line Items]
Parity contributions made by participants and the Company to the plans	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.
PPSP-NR One [member]
IfrsStatementLineItems [Line Items]
Parity contributions made by participants and the Company to the plans	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.
PPSP-NR Pre-70 One [member]
IfrsStatementLineItems [Line Items]
Parity contributions made by participants and the Company to the plans	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.
PP2 One [Member]
IfrsStatementLineItems [Line Items]
Parity contributions made by participants and the Company to the plans	ii) extraordinary contributions that cover additional costs derived from actuarial deficits as provided for in the future.